FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Change in fair value due to conversion of debt	$ 122,435	$ 0	$ 61,185	$ 0
Level 3 [Member]
Fair value of derivative liability	603,836	0	0
Change in fair value due to conversion of debt	(1,441,120)
Debt discount related to new debt			133,620
Change in fair value of the derivative	(445,910)		470,216
Total fair value of derivative liability	13,806		603,836
Level 2 [Member]
Fair value of derivative liability	0	0	0
Change in fair value of the derivative	0		0
Total fair value of derivative liability	0		0
Level 1 [Member]
Fair value of derivative liability	0	$ 0	0
Change in fair value of the derivative	0		0
Total fair value of derivative liability	$ 0		$ 0